Stock-Based Compensation (Schedule Of Restricted And Performance Stock Unit Activity) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	20,923	19,443	21,820
Granted	6,667	8,422	7,101
Payments	(7,600)	(6,788)	(9,357)
Cancelled/Forfeited	(154)	(154)	(121)
Outstanding, ending of year	19,836	20,923	19,443
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	32,380	29,895	33,214
Granted	10,348	17,311	14,079
Payments	(12,137)	(14,364)	(17,141)
Cancelled/Forfeited	(2,977)	(462)	(257)
Outstanding, ending of year	27,614	32,380	29,895